Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Stock Options Activity

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – December 31, 2019	264,426	$0.42
Exercisable – December 31, 2019	116,970	$0.42
Granted	93,784	$4.32
Exercised	-	$-
Forfeited/Cancelled	(36,038)	$0.40
Outstanding – September 30, 2020	322,172	$1.55
Exercisable – September 30, 2020	141,784	$0.42

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – December 31, 2017	-	$-
Exercisable – December 31, 2017	-	$-
Granted	157,664	$0.42
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2018	157,664	$0.42
Exercisable – December 31, 2018	-	$-
Granted	106,762	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2019	264,426	$0.42
Exercisable – December 31, 2019	117,218	$0.42

Schedule of Stock Options Outstanding and Exercisable
	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40- $6.50	322,172	7.86	$1.55	141,784	$0.42

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40- $0.44	264,426	7.99	$0.42	117,218	$0.42

Schedule of Warrants Activity

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2019	22,524	$0.40
Exercisable – December 31, 2019	22,524	$0.40
Granted	88,335	7.50
Exercised	-	-
Forfeited/Cancelled	-	-
Outstanding – September 30, 2020	110,859	$6.06
Exercisable – September 30, 2020	22,524	$0.40

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2018	-	$-
Exercisable – December 31, 2018	-	$-
Granted	22,524	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2019	22,524	$0.40
Exercisable – December 31, 2019	22,524	$0.40

Schedule of Warrants Outstanding and Exercisable
	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40 - $7.50	110,859	5.76	$6.06	22,524	$0.40

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40	22,524	9.82	$0.40	22,524	$0.40